CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net revenues	$ 189,189,530	$ 136,204,017	$ 92,833,660
Cost of revenues	(53,569,964)	(39,079,756)	(29,068,058)
Gross profit	135,619,566	97,124,261	63,765,602
Selling and marketing expenses	(61,824,142)	(42,562,280)	(30,251,656)
General and administrative expenses	(40,358,751)	(29,947,822)	(16,223,871)
Research and development expenses	(8,112,739)	(5,445,668)	(3,807,155)
Operating income (loss)	25,323,934	19,168,491	13,482,920
Interest income	6,862,762	4,360,315	$ 1,541,175
Foreign currency exchange gains (losses)	(4,737,644)	1,196,530
Other income	1,897,019	2,370,736	$ 1,294,262
Income before income taxes	29,346,071	27,096,072	16,318,357
Income tax expense	(637,061)	(2,404,824)	(2,271,326)
Net income	$ 28,709,010	24,691,248	14,047,031
Accretion of convertible redeemable preferred shares		(576,431)	(44,360,060)
Net income (loss) attributable to Class A and Class B ordinary shareholders	$ 28,709,010	$ 24,114,817	$ (30,313,029)
Basic earnings (loss) per Class A and Class B ordinary share	$ 0.53	$ 0.51	$ (2.77)
Diluted earnings (loss) per Class A and Class B ordinary share	$ 0.49	$ 0.44	$ (2.77)
Net income	$ 28,709,010	$ 24,691,248	$ 14,047,031
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	(6,607,017)	66,678	1,150,824
Comprehensive income	$ 22,101,993	$ 24,757,926	$ 15,197,855